SUBSEQUENT EVENT - Narrative (Details) - Subsequent event - Waiver and Second Amendment to the Credit Agreement - USD ($) $ in Millions	1 Months Ended				12 Months Ended
	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Apr. 23, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Description of interest payments				permitted the Company to make its interest payments for 2023 on a pay-in-kind basis if its cash balance is less than $12.5 million
Maximum cash balance to make interest payments on a pay-in-kind basis				$ 12.5
Minimum cash requirement	$ 10.0	$ 7.0	$ 8.0		$ 10.0
Borrowings, interest rate basis				the interest rate of the loan to Secured Overnight Financing Rate (“SOFR”) + 9.50% (with a 3% SOFR floor)